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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and Address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The registrant inadvertently filed its semi-annual report on May 26, 2017 on Form N-CSR (the “Original Filing”) instead of Form N-CSRS.  Except as otherwise noted above, the Original Filing was accurate, timely distributed to shareholders and contained all other information required to be included in such reports by the registrant's registration statement form under the Investment Company Act of 1940 pursuant to Rule 30e-1(a) thereunder.

KEYCO BOND FUND, INC.

2

Item 1. Semi-Annual Report to Shareholders.

KEYCO BOND FUND, INC.

27777 Franklin Road - Suite 1630

Southfield, Michigan 48034

(248) 353-0790

May 26, 2017

To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2017. Included in this mailing are the Fund’s financial statements, Management’s Discussion of Fund Performance, Additional Information including the actions taken at the December 2016 annual meeting and the Fund’s Privacy Policy.

In November 2016, the Board of Directors declared quarterly dividends totaling $65.12 per share for the year ending September 30, 2017. Regular dividends of $20.23 per share have been paid during the six months ended March 31, 2017. In addition, a regular dividend of $16.28 per share was paid on May 1, 2017. The dividend amount is subject to review and possible revision in September 2017 taking into account the actual net investment income for the year. Dividends are paid quarterly on the last business day of January and the first business day of May, August and November.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber

President

Enclosures

3

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Six Months Ended March 31, 2017

The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

Net Investment Income

The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the six-month period was $390,913 or $31.55 per share compared with $159,909 or $12.91 per share last year. As reported in last year’s financial statements, the Fund changed its accounting policies for amortizing bond premium and accreting OID (original issue discount) at the beginning of the 2015-16 fiscal year. These changes impacted the timing of revenue recognition and the Fund recognized a revenue reduction of $288,568 due to those accounting changes in the 2015-16 fiscal year. In addition, interest income continued to decline as bonds purchased provide less income than those they replaced. Also, expenses for the period were $31,895 more than the prior year, primarily due to a special payment of $35,000 approved by the Board of Directors for unusual and non-recurring services to the entity that provides accounting, administrative and general support services that is owned by an officer of the Fund.

As of March 31, 2017, the weighted average annual yield on the Fund’s portfolio was 4.40% based on cost and 4.30% based on market value.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses an evaluation methodology.

The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When market rates increase, the value of the bond portfolio decreases. When market rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

During the reporting period, municipal bond interest rates increased but remain less than the rates for the bonds being replaced.

4

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Six Months Ended March 31, 2017

The net asset value of the Fund was $25,447,760 or $2,053.90 per share at March 31, 2017, a decrease of $662,157 or $53.44 per share from September 30, 2016. This change was the result of an increase in undistributed income of $140,263, reduction in accumulated net realized loss from investments of $8,961 and a decrease in unrealized appreciation of investments of $811,381.

The weighted average maturity was 14.5 years, an increase from the prior year-end weighted average maturity of 13.4 years.

Asset Allocation

The bond portfolio is allocated by state/territory as follows:

Other

During the period, 13 bonds were called or sold for total proceeds of $2,335,770. Cash from these dispositions was reinvested in bonds to mature in 17 to 28 years. Portfolio turnover was 9.3%

5

KEYCO BOND FUND, INC.

Additional Information

March 31, 2017

RESULTS OF MEETINGS OF SHAREHOLDERS

The annual meeting of shareholders was held on Thursday, December 15, 2016. The results of the votes taken on the proposals before the shareholders are reported below. Each vote represents one share held on the record date for the meeting.

Item 1.	Election of Directors

	Number of Shares
		Withheld
Nominee	For	Authority

Mark E. Schlussel	12,370	0
Steve Milgrom	12,370	0
Thomas E. Purther	12,370	0
Ellen T. Horing	12,370	0
Michael Pullman	12,370	0

Item 2.	Ratify the selection of registered independent accountants

Ratify the selection of Sanville & Company as the Fund’s registered independent public accountants for the year ending September 30, 2017

Number
of Shares

For	12,370
Against	0
Abstain	0

6

KEYCO BOND FUND, INC.

Additional Information

March 31, 2017

OBTAINING QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may be viewed and copied at the SEC’s Public Reference Room in Washington DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

7

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities

March 31, 2017 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.5%	Amount	Value

Michigan - 29.5%
Bay City, Michigan, School District, 3.5%, November 2034 (Q-SBLF enhanced)	$400,000	$398,432
Berkley, Michigan, School District, 4%, May 2040 (Q-SBLF enhanced)	500,000	506,885
Escanaba, Michigan, Area Public Schools, 3.25%, May 2028 (Q-SBLF enhanced)	400,000	400,900
Fowlerville, Michigan, Community Schools, 3%, May 2025 (Q-SBLF enhanced)	500,000	511,115
Michigan Municipal Bond Authority, Revenue, Clean Water, State Revolving Fund, 5%, October 2022	45,000	45,126
Michigan State Building Authority, Revenue, 5%, October 2029	250,000	285,003
Michigan State Building Authority, Revenue, 4%, October 2036	350,000	358,081
Michigan State Building Authority, Revenue, 4%, April 2040	250,000	253,065
Michigan State Building Authority, Revenue, 5%, October 2045	325,000	357,152
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	521,890
Michigan State Housing Development Authority, Rental Housing Revenue, Series A, 4.625%, October 2039	500,000	517,435
Michigan State University, General Revenue, Stepped Coupon, 3%, August 2045	500,000	488,725
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced) (Pre-refunded)	400,000	417,064
Rockford, Michigan, Public Schools, 4%, May 2039 (Q-SBLF enhanced)	800,000	811,312
Walled Lake, Michigan, Consolidated School District, 5%, May 2037 (Q-SBLF enhanced)	485,000	534,247
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced) (Pre-refunded)	650,000	678,086
Woodhaven-Brownstown, Michigan, School District, 5%, May 2040 (Q-SBLF enhanced)	375,000	415,012
		7,499,530
Alabama - 0.8%
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)	195,000	195,359

Arizona - 2.6%
Arizona Board of Regents, University of Arizona System, Revenue, 5%, June 2038	250,000	280,440
Mesa, Arizona, Utility System, Revenue, 5%, July 2035	350,000	391,702
		672,142
Arkansas - 1.3%
South Conway County School District No. 17, Arkansas, 3.75%, June 2045	335,000	336,240

8

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2017 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.5%	Amount	Value

Colorado - 2.0%
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured) (Pre-refunded)	$500,000	$503,250

District of Columbia - 3.3%
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	432,085
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	401,908
		833,993
Florida - 2.0%
Florida State, Board of Education, Public Education, Capital Outlay, Series C, 4.75%, June 2034 (Pre-refunded)	500,000	508,010

Georgia - 3.2%
Georgia State Housing and Finance Authority, 3.5%, December 2030	300,000	303,615
Georgia State Housing and Finance Authority, 3.45%, December 2032	500,000	500,875
		804,490
Hawaii - 3.2%
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2041	250,000	277,745
Hawaii State, Series DN, 5.5%, August 2028 (Pre-refunded)	335,000	354,839
Hawaii State, Series DN, 5.5%, August 2028	165,000	174,884
		807,468
Illinois - 6.8%
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	480,387
Illinois Finance Authority, 4%, October 2033	250,000	257,035
Rock Island County, Illinois, Public Building Revenue, 4%, December 2045	475,000	482,985
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	518,790
		1,739,197
Indiana- 2.0%
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	508,699

Maine - 0.7%
Maine State Housing Authority, Mortgage Purchase, Revenue, Series A-2, 4.5%, November 2034	175,000	181,473

Massachusetts - 2.5%
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured) (Pre-refunded)	445,000	462,831
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)	55,000	57,087
Massachusetts State Housing Finance Agency, 3.35%, December 2028	105,000	106,854
		626,772

9

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2017 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.5%	Amount	Value

Nebraska - 1.0%
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 2038	$250,000	$261,600

Nevada - 1.0%
Las Vegas Valley, Nevada, Water District, Series A, 5%, February 2037	250,000	258,375

New Jersey - 0.5%
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	110,000	114,502

New York - 7.4%
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 2035	275,000	287,183
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 2037	250,000	259,658
New York, New York City, Transitional Finance Authority, Revenue, 4%, August 2041	335,000	345,787
New York, New York City, Transitional Finance Authority, Building Aid, Revenue, 4%, July 2040	250,000	256,320
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028 (Pre-refunded)	500,000	528,185
New York State Mortgage Agency, 3.1%, April 2028	200,000	200,552
		1,877,685
North Dakota - 0.4%
North Dakota, State, North Dakota Housing Finance Agency, Series B, Housing Finance Program, 3.05%, January 2025	100,000	101,560

Ohio - 1.4%
Fairborn, Ohio, City School District, 4%, December 2043	345,000	345,990

Pennsylvania - 7.8%
North Wales, Pennsylvania, Water Authority, Revenue, 5%, November 2017	450,000	460,714
Pennsylvania State, Third Refunding, 5.375%, July 2017 (AGM insured)	455,000	459,950
Pennsylvania State, Series 1, 4%, June 2033	550,000	562,408
Pennsylvania State, Second Series, 4%, August 2035	500,000	511,770
		1,994,842
Puerto Rico - 2.2%
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)	565,000	568,718

10

Keyco Bond Fund, Inc.

Portfolio of Investments in Securities - Continued

March 31, 2017 (unaudited)

	Principal	Fair
Long-Term State and Municipal Obligations - 98.5%	Amount	Value

Texas - 9.4%
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	$400,000	$434,652
Corpus Christi, Texas, Independent School District, 4%, August 2034 (Texas Permanent School Fund guarantee)	250,000	262,128
Crosby, Texas, Independent School District, 5%, February 2043	250,000	279,518
Prosper, Texas, 4%, February 2035	265,000	271,461
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032 (Pre-refunded)	55,000	56,906
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	565,000	585,148
University of Houston, Texas, Revenue, 3%, February 2028	340,000	340,201
Waco, Texas, 3.125%, February 2036	180,000	164,360
		2,394,374
Utah - 1.7%
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030 (Pre-refunded)	400,000	432,460

Virginia - 2.1%
Richmond, Virginia, Public Utility, Revenue, 5%, January 2043	250,000	276,613
Virginia College, Building Authority, Series, B, 4%, February 2028	250,000	267,870
		544,483
Washington - 3.7%
University of Washington, Revenue, 4.5%, April 2035	330,000	359,492
Washington State, Various Purpose, Series A, 5%, July 2032 (Pre-refunded)	295,000	297,947
Washington State, Motor Vehicle Fuel Tax, Series B-1, 5%, August 2041	250,000	279,360
		936,799

Total long-term state and municipal obligations (Cost $24,481,737) - 98.5%		25,048,011

Money Market Fund - 0.1%	Shares
Goldman Sachs Financial Square Government Fund, 0.45%* (Cost $34,425)	34,425	34,425

Total investments - 98.6%		25,082,436

Other assets less liabilities, net - 1.4%		365,324

Net assets (100%)		$25,447,760

*	Seven-day yield.

The accompanying notes are an integral part of these financial statements.

11

Keyco Bond Fund, Inc.

Statement of Assets and Liabilities

March 31, 2017 (unaudited)

Assets
Investments in securities, at fair value (cost $24,481,737)	$25,048,011
Money market fund (cost $34,425)	34,425
Cash	26,780
Interest receivable	349,805
Other	475
Total assets	25,459,496

Liabilities
Accounts payable	3,460
Capital shares redeemed	8,276
Total liabilities	11,736
Net Assets	$25,447,760

Net Assets consist of:
Capital stock, $2.04 par value; 29,411 shares authorized; 12,390 shares issued and outstanding	$25,276
Additional paid-in capital	728,728
Retained earnings prior to July 1, 1979	24,024,284
Accumulated undistributed net investment income	168,352
Accumulated net realized loss from investments	(65,154)
Net unrealized appreciation of investments	566,274
Net Assets	$25,447,760

Net Asset Value per share ($25,447,760 / 12,390 shares outstanding)	$2,053.90

The accompanying notes are an integral part of these financial statements.

12

Keyco Bond Fund, Inc.

Statement of Operations

For the Six Months Ended March 31, 2017 (unaudited)

Interest income		$484,655

Expenses
Administration fees (Note 5)	$57,500
Professional fees	22,109
Custodial fee	6,932
Directors’ fees	4,000
Insurance	475
Miscellaneous	2,726
Total expenses		93,742
Net investment income		390,913

Realized and unrealized gain (loss) on investments
Realized gain on investments		8,961
Net change in unrealized appreciation (depreciation) of investments		(811,381)
Net realized and unrealized gain (loss) on investments		(802,420)

Net increase (decrease) in net assets resulting from operations		$(411,507)

The accompanying notes are an integral part of these financial statements.

13

Keyco Bond Fund, Inc.

Statement of Changes in Net Assets

	Six Months
	Ended
	March 31,	Year Ended
	2017	Sept. 30,
	(unaudited)	2016

Increase (decrease) in net assets from operations
Net investment income	$390,913	$605,248
Net realized gain on investments	8,961	9,488
Changes in unrealized appreciation (depreciation) of investments	(811,381)	489,514
Net increase (decrease) in net assets resulting from operations	(411,507)	1,104,250

Distributions to shareholders
From net investment income	(250,650)	(810,311)

Total increase (decrease) in net assets	(662,157)	293,939

Net Assets
Beginning of year	26,109,917	25,815,978
End of period (including undistributed net investment income of $168,352 and $160,124, respectively)	$25,447,760	$26,109,917

The accompanying notes are an integral part of these financial statements.

14

Keyco Bond Fund, Inc.

Financial Highlights

	Six Months
	Ended
	3/31/2017		Years Ended September 30
	(unaudited)		2016		2015 (d)	2014 (d)	2013 (d)

Per share operating performance

Net asset value, beginning of period	$2,107.34		$2,083.61		$2,098.45	$2,031.10	$2,142.52

Net investment income	31.55		48.85	(e)	69.14	72.19	69.64
Net realized and unrealized gain (loss) on investments	(64.76)		40.28		(14.92)	66.65	(111.40)
Total from investment operations	(33.21)		89.13		54.22	138.84	(41.76)

Less distributions from
Net investment income	(20.23)		(65.40)		(69.06)	(71.40)	(69.36)
Net realized gain on investments	(0.00)		(0.00)		(0.00)	(0.09)	(0.30)
Total distributions	(20.23)		(65.40)		(69.06)	(71.49)	(69.66)

Net asset value, end of period	$2,053.90		$2,107.34		$2,083.61	$2,098.45	$2,031.10

Total return per share net asset value (a)	(1.6%)		4.3%		2.6%	6.8%	(2.0%)

Ratios and supplemental data

Net assets, end of period (in 000s)	$25,448		$26,110		$25,816	$26,071	$25,235
Ratio of net investment income to average net assets	3.1	%(b)	2.3	%(e)	3.3%	3.5%	3.3%
Ratio of expenses to average net assets	0.7	%(b)	0.4%		0.5%	0.4%	0.5%
Portfolio turnover rate	9.3	%(c)	10.4%		13.7%	12.9%	14.8%

(a)	Total return in the table above represents the rate that the investor would have earned or lost on an investment in the Fund if there were reinvestment of dividends.
(b)	Annualized

(c)	Not annualized

(d)	On May 5, 2015, the Fund implemented a 1 for 102 reverse stock split. Net asset value and per share information through May 4, 2015 have been updated to reflect the effect of the split. Shareholders received one share for every 102 shares owned and the net asset value per share increased accordingly.

(e)	Note 2 regarding changes in accounting methods

The accompanying notes are an integral part of these financial statements.

15

Keyco Bond Fund, Inc.

Notes to Financial Statements

March 31, 2017 (unaudited)

1.	Organization

Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuations

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments on an active market, prices for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

●	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

16

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2017 (unaudited)

2.	Significant Accounting Policies – Continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major category of assets measured at fair value on a recurring basis is as follows. The fair value of the long-term state and municipal obligations is estimated using various techniques which may include information from actual trades for active issues. Evaluations are also based on reviews of current economic conditions, trading levels, spread relationships and the slope of the yield curve. Evaluations are also adjusted for various attributes such as discounts, premiums, credit, use of proceeds and callability. To the extent that the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Fair Value
Long-term state and municipal obligations**	$—	$25,048,011	$—	$25,048,011
Money market fund	34,425	—	—	34,425
Total	$34,425	$25,048,011	$—	$25,082,436

The Fund did not hold any Level 3 assets during the six-month period ended March 31, 2017. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

** Refer to Portfolio of Investments in Securities for nature and risk of municipal bonds held by the Fund.

17

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2017 (unaudited)

2.	Significant Accounting Policies – Continued

Income Taxes

Federal Income Taxes

It is the Fund’s intention to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

As a result of changes in accounting methods during fiscal year 2016 which impacted the timing of revenue recognition, the Fund recognized a net reduction of tax-exempt income of $288,568 as of October 1, 2015. The changes also reduced the cost of securities in the portfolio and increased the net unrealized appreciation by a like amount. The Fund has obtained IRS approval for these changes of accounting methods.

The cost of securities for federal income tax purposes is expected to approximate the cost for financial statement purposes. The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. The unrealized appreciation (depreciation) as of March 31, 2017 was as follows:

Gross unrealized appreciation	$698,351
Gross unrealized depreciation	(132,077)
Net unrealized appreciation	$566,274

The Fund’s accumulated capital loss carryforward qualifies to be carried forward for an unlimited period and will be used to offset any capital gains realized in future years. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

Michigan Corporate Income Tax

It has been determined that the Fund has no liability for the Michigan Corporate Income Tax which became effective January 1, 2012, or its predecessor tax, the Michigan Business Tax, which was in effect from January 1, 2008 until January 1, 2012.

The Fund’s management has reviewed all open tax years for federal and State of Michigan tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. There are no unrecognized tax benefits in the financial statements for March 31, 2017. The Fund’s tax returns are subject to examination for federal purposes for three years from the date of filing and for State purposes for four years from the date of filing. The Fund has not been subject to interest and/or penalties on its tax return filings.

18

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2017 (unaudited)

2.	Significant Accounting Policies – Continued

Security Transactions and Related Income

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the constant yield method.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $2,523,090 and $2,335,770, respectively, for the six months ended March 31, 2017.

4.	Portfolio Management

The Fund does not retain the services of an investment adviser or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board of Directors, makes investment decisions internally.

5.	Related Party Transactions

Administration fees incurred include $57,500 for accounting, administrative and general office support services provided by an entity owned by an officer of the Fund. The agreement is reviewed and renewed annually by the Fund’s Directors.

6.	Risks and Uncertainties

The Fund invests in municipal bonds. Municipal bonds are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with investments in municipal bonds, it is possible that changes in the values of the bonds will occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities. The ability of issuers of debt instruments held by the Fund to meet their obligations may also be affected by economic and political developments in a specific state or region.

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Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued

March 31, 2017 (unaudited)

7.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events through the date these financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

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Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrant.

Not applicable to this semi-annual filing and also because registrant’s shares are not listed for trading on a national securities exchange.

Item 6. Schedule of Investments.

This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the registrant invests exclusively in non-voting portfolio securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semi-annual filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)           Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

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(b)           There have been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3)       Not applicable.

(b)           Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: August 16, 2017

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EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.